Financial Risk Management	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [text block] [Abstract]
FINANCIAL RISK MANAGEMENT
4	FINANCIAL RISK MANAGEMENT

Financial risk management is carried out by the Corporation’s Management. Management oversees the general management of financial risks, such as foreign exchange rate risk, price risk, cash flow, and fair value interest rate risk, credit risk, the use of derivative and non-derivative financial instruments and the investment of excess liquidity, and financial risk which are supervised and monitoring periodically.

4.1	Financial Risk Factors

The Corporation’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, price risk, fair value interest rate risk and cash flow interest rate risk), credit risk and liquidity risk. The Corporation’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Corporation’s financial performance.

a)	Market risks

i)	Foreign exchange risk

The Corporation is exposed to exchange rate risk as a result of the transactions carried out locally in foreign currency and due to its operations abroad. As of December 31, 2020, and 2021 this exposure is mainly concentrated in fluctuations of U.S. dollar, the Chilean and Colombian Pesos.

The balances of financial assets and liabilities denominated in foreign currencies correspond to balances in U.S. dollars, which are expressed at the published supply and demand exchange rate in effect at that date, according to the currency exchange rate:

	At	At
	December 31,	December 31,
	2020	2021

Soles (a)	3.624	3.998
Chilean Pesos (b)	711.24	844.69
Colombian Pesos (c)	3,432.50	3,981.16

(a)	Soles published by the Superintendencia de Bancos, Seguros y AFP (SBS).

(b)	Chilean pesos published by the Banco Central de Chile.

(c)	Colombian pesos published by Banco de la Republica de Colombia.

As of December 31, the consolidated statement of financial position includes the following:

	2020	2021
	US$(000)	US$(000)

Assets	562,761	519,448
Liabilities	295,120	512,947

For the periods ended December 31, 2019, 2020 and 2021, the Corporation’s exchange gains and losses for the Peruvian Sol, the Chilean and Colombian Pesos exposure against the U.S. dollar was:

	2019	2020	2021

Gain	390,008	426,164	383,199
Loss	(422,578)	(429,930)	(430,410)

If as of December 31, 2021 the Peruvian Sol, the Chilean and Colombian Pesos had strengthened/weakened by 2% against the U.S. dollar, with all other variables held constant, the pre-tax results for the year would have increased/decreased by S/0.9 million (S/0.1 million in 2020 and S/0.7 million in 2019).

The consolidated statement of changes in equity comprises a foreign currency translation adjustment originated by its subsidiaries. The consolidated statement of financial position includes assets and liabilities in functional currency equivalent to (in thousands):

	2020		2021
	Assets	Liabilities	Assets	Liabilities

Chilean Pesos	40,869,086	74,151,415	37,652,361	97,540,055
Colombian Pesos	113,350,078	54,581,654	63,774,095	33,770,395

The Corporation’s foreign exchange translation adjustment for 2021 was negative by S/6 million (in 2020, S/8.3 million, positive and negative by S/8.2 million, in 2019).

ii)	Price risk

Management considers that the exposure of the Corporation to the price risk of its investments in mutual funds, bonds, and equity securities is low since the invested amounts are not significant. Any fluctuation in their fair value will not have any significant impact on the balances reported in the consolidated financial statements.

iii)	Cash flow and fair value interest rate risk

The Corporation’s interest rate risk mainly arises from its long-term borrowings. Borrowings issued at variable rates expose the Corporation to cash flow interest rate risk. Borrowings issued at fixed rates expose the Corporation to fair value interest rate risk.

b)	Credit risk

Credit risk arises from cash and cash equivalents and deposits with banks and financial institutions, as well as customer credit counterparties, including the outstanding balance of accounts receivable and committed transactions.

Concerning to loans to related parties, the Corporation has measures in place to ensure the recovery of these loans through the controls maintained by the Corporate Finance Management and the performance evaluation conducted by the Board of Directors.

Management does not expect the Corporation to incur any losses from the performance by these counterparties, except for the ones already recorded at the financial statements.

c)	Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and cash equivalents, the availability of funding through an adequate number of sources of committed credit facilities and the capacity to close out positions in the market. Historically, the Corporation cash flows enabled it to meet its obligations. The Corporation has implemented various actions to reduce its exposure to liquidity risk and has developed a Financial Plan based on several steps, which were designed assuming attaining obligations within a reasonable time frame. The Financial Plan aims to enable compliance with the various obligations at the Corporation and Subsidiaries levels.

The Corporation’s Corporate Finance Office monitors rolling forecasts of the Corporation’s liquidity requirements to ensure it exists sufficient cash to meet operational needs so that the Corporation does not breach borrowing limits or covenants, where applicable, on any of its borrowing facilities. Less significant financing transactions are controlled by the Finance Management of each subsidiary.

Such forecasting takes into consideration the Corporation’s debt financing plans, covenant compliance, compliance with internal ratio targets in the statement of financial position and, if applicable, external regulatory or legal requirements, for example, foreign currency restrictions.

Surplus cash held by the operating entities over the balance required for working capital management is invested in interest-bearing checking accounts or time deposits, selecting instruments with appropriate maturities and sufficient liquidity.

The table below analyzes the Corporation’s financial liabilities into relevant maturity groupings based on the remaining period from the date of the consolidated statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows, which include interest to be applied according to the established schedule.

	Less than	1-2	2-5	More than
As of December 31, 2020	1 year	years	years	5 years	Total

Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	433,318	183,796	197,785	23,953	838,852
Finance leases	16,287	14,919	20,851	8,515	60,572
Lease liability for right-of-use asset	24,714	32,006	19,847	11,131	87,698
Bonds	137,090	168,673	385,919	971,543	1,663,225
Trade accounts payables (except non-financial liabilities)	968,719	40,502	-	-	1,009,221
Accounts payables to related parties	43,818	35,461	-	836	80,115
Other accounts payables and other provisions (except non-financial liabilities)	344,411	62,943	230,352	322,123	959,829
	1,968,357	538,300	854,754	1,338,101	4,699,512

As of December 31, 2021	Less than 1 year	1-2 years	2-5 years	More than 5 years	Total

Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	224,503	52,751	173,392	124,320	574,966
Finance leases	5,624	4,613	296	-	10,533
Lease liability for right-of-use asset	18,817	24,295	21,993	8,086	73,191
Bonds	137,852	206,476	837,931	792,037	1,974,296
Trade accounts payables (except non-financial liabilities)	912,826	-	-	-	912,826
Accounts payables to related parties	51,004	50,712	-	-	101,716
Other accounts payables and other provisions (except non-financial liabilities)	323,070	22,941	109,383	422,666	878,060
	1,673,696	361,788	1,142,995	1,347,109	4,525,588

4.2	Capital management risk

The Corporation’s objectives when managing capital are to safeguard the Corporation’s ability to continue as a going concern in order to provide returns for shareholders, benefits for other stakeholders and to maintain an optimal capital structure to minimize the cost of capital. In 2017 the situation of the Corporation had led Management to monitor deviations that might cause the non-compliance of covenants and may hinder renegotiation of liabilities (Note18-a). In extraordinary situations, the Corporation identifies potential deviations and requirements and establishes a plan.

In order to maintain or adjust the capital structure, the Corporation may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

The Corporation monitors capital based on the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings (including current and non-current borrowings), less cash and cash equivalents. Total capital is calculated as ‘total equity’ as shown in the consolidated statement of financial position plus net debt.

As of December 31, 2020, and 2021, the gearing ratio is presented below indicating the Corporation’s strategy to keep it in a range from 0.08 to 0.70.

	2020	2021
Total borrowings and bonds (Note 18 and Note 19)	1,831,079	1,840,822
Less: Cash and cash equivalents (Note 9)	(900,168)	(957,178)
Net debt	930,911	883,644
Total equity	1,595,296	1,453,266
Total capital	2,526,207	2,336,910

Gearing ratio	0.37	0.38

4.3	Fair value estimation

For the classification of the type of valuation used by the Corporation for its financial instruments at fair value, the following levels of measurement have been established.

-	Level 1:	Measurement based on quoted prices in active markets for identical assets or liabilities.
-	Level 2:	Measurement based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).
-	Level 3:	Measurement based on inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs, generally based on internal estimates and assumptions of the Corporation).

The table below shows the Corporation’s assets and liabilities measured at fair value:

Level 3

As of December 31, 2020

Financial liabilities
Other financial entities (Note 18-d)	152,523

As of December 31, 2021

Financial liabilities
Other financial entities (Note 18-d)	165,878